Schedule of employees benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Salaries and payroll charges	R$ 58,591	R$ 53,107
Provision for vacation	226,127	207,906
Healthcare plan (i)	45,915	45,768
Provision for profit sharing (ii)	88,376	91,209
Consent Decree (TAC)	5,723	8,978
Knowledge Retention Program (PRC)	1,884	3,975
Total	R$ 426,616	R$ 410,943